Finance Income And Costs - Schedule of Finance Income And Cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income And Costs [Line Items]
Finance income	₩ 24,599	₩ 30,889	₩ 23,267
Finance costs	11,056	9,926	14,935
Interest income
Disclosure Of Finance Income And Costs [Line Items]
Finance income	15,822	17,059	11,492
Interest expense
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	282	135	162
Unrealized foreign currency gain / loss
Disclosure Of Finance Income And Costs [Line Items]
Finance income	2,323	3,579	1,417
Finance costs	4,521	2,026	1,595
Gain / Loss on foreign currency transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance income	6,454	10,251	10,358
Finance costs	₩ 6,253	₩ 7,765	₩ 13,178